                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here is Amendment [ ]; Amendment Number: ________

The Amendment (Check only one.): [ ] is a restatement.
                                 [ ] adds new entries.

Institutional Investment Manager Filing this Report:

Name:    First Interstate Bank
Address: 401 North 31st Street
         Billings, MT 59116

Form 13F File Number: 28-05949

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard A. McCann
Title: Vice President
Phone: 406-255-5132

Signature, Place, and Date of Signing:


/s/ Richard A. McCann   Billings, MT   April 5, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:                  0
Form 13F Information Table Entry Total:           89
Form 13F Information Table Value Total: $255,717,273
List of Other Included Managers:                NONE

13 F REPORT OF MANAGED ASSETS

Date Run : 04/04/2011     Processing Date : 04/04/2011
                             As Of Date : 03/31/2011
                                                       Time Printed : 8:01:16 PM

                                                                                     INVESTMENT DIRECTION      VOTING AUTHORITY
                                                                                    ---------------------- -----------------------
NAME OF ISSUER                     TYPE              CUSIP   MARKET VALUE SHARES/PV    SOLE   SHARED OTHER    SOLE   SHARED  OTHER
--------------                     --------------- --------- ------------ --------- --------- ------ ----- --------- ------ ------
Aflac Inc                          Equity          001055102      231,176     4,380     4,380      0   0       4,380      0      0
AT&T Inc                           Equity          00206R102      289,601     9,461     9,106    355   0       9,461      0      0
Abbott Laboratories                Equity          002824100    4,883,418    99,560    92,370  7,190   0      96,067  1,382  2,111
Adobe Systems                      Equity          00724F101      255,664     7,710     7,710      0   0       7,710      0      0
Air Products & Chemicals           Equity          009158106    3,864,213    42,850    41,599  1,251   0      42,727      0    123
Altria Group Inc                   Equity          02209S103      946,997    36,381    33,531  2,850   0      34,161      0  2,220
Amgen Inc                          Equity          031162100      227,163     4,250     3,950    300   0       4,250      0      0
Apache Corporation                 Equity          037411105    5,869,798    44,835    43,236  1,599   0      44,420      0    415
Apple Computer Inc                 Equity          037833100    7,779,396    22,322    21,287  1,035   0      22,051      0    271
BP PLC Formerly BP Amoco PLC
   Sponsored ADR                   Equity          055622104      233,721     5,295     4,048  1,247   0       5,295      0      0
Bank America Corporation           Equity          060505104    3,274,448   245,645   234,433 11,212   0     243,271      0  2,374
Berkshire Hathaway Inc Del Cl A    Equity          084670108      501,200         4         0      4   0           4      0      0
Berkshire Hathaway Inc - Cl B      Equity          084670702    4,628,921    55,350    51,033  4,317   0      55,023    100    227
BHP Billiton Limited ADR           Equity          088606108    4,870,992    50,803    48,713  2,090   0      50,386      0    417
Bristol Myers Squibb Company       Equity          110122108      228,699     8,653     8,653      0   0       8,653      0      0
CHS Inc 8% PFD                     Preferred Stock 12542R209      210,448     7,062     7,062      0   0       7,062      0      0
Caterpillar Inc                    Equity          149123101    7,235,634    64,981    61,526  3,455   0      63,772      0  1,209
Chevron Corp                       Equity          166764100    7,633,510    71,016    66,930  4,086   0      69,858    397    761
Cisco Systems Inc                  Equity          17275R102    4,713,763   274,855   259,320 15,535   0     266,618      0  8,237
Citigroup Inc                      Equity          172967101    4,919,504 1,113,010 1,052,542 60,468   0   1,101,003      0 12,007
Coca Cola Company                  Equity          191216100      407,129     6,137     5,537    600   0       6,137      0      0
Conocophillips                     Equity          20825C104      785,503     9,836     9,536    300   0       9,836      0      0
Costco Wholesale Corporation       Equity          22160K105    4,560,797    62,204    59,092  3,112   0      61,642      0    562
Danaher Corporation                Equity          235851102    4,973,629    95,831    91,225  4,606   0      94,908      0    923
Deere & Company                    Equity          244199105      518,362     5,350     5,050    300   0       5,350      0      0
Disney Walt Co Holdings            Equity          254687106    4,758,515   110,432   105,838  4,594   0     109,317     64  1,051
Du Pont E I De Nemours & Company   Equity          263534109    4,267,871    77,640    72,362  5,278   0      76,798      0    842
Duke Energy Corp                   Equity          26441C105      502,755    27,700    26,200  1,500   0      27,700      0      0
EMC Corporation                    Equity          268648102    7,681,683   289,220   275,572 13,648   0     285,765      0  3,455
Emerson Electric Company           Equity          291011104    5,131,323    87,820    83,906  3,914   0      86,905      0    915
Exelon Corporation                 Equity          30161N101    2,568,427    62,280    59,565  2,715   0      61,306      0    974

FIBWM                                                                Page 1 of 3

13 F REPORT OF MANAGED ASSETS

Date Run : 04/04/2011     Processing Date : 04/04/2011
                             As Of Date : 03/31/2011
                                                       Time Printed : 8:01:16 PM

                                                                                     INVESTMENT DIRECTION      VOTING AUTHORITY
                                                                                    ---------------------- -----------------------
NAME OF ISSUER                     TYPE              CUSIP   MARKET VALUE SHARES/PV    SOLE   SHARED OTHER    SOLE   SHARED  OTHER
--------------                     --------------- --------- ------------ --------- --------- ------ ----- --------- ------ ------
Exxon Mobil Corporation            Equity          30231G102    9,192,380   109,264   102,323  6,941   0     108,343      0    921
First Interstate Bancsystem
   Inc - Cl A                      Equity          32055Y201      428,101    31,478    31,478      0   0      30,068      0  1,410
Fluor Corporation                  Equity          343412102      415,000     5,634     5,134    500   0       5,634      0      0
General Dynamics Corporation       Equity          369550108      438,765     5,731     4,671  1,060   0       4,671      0  1,060
General Electric Company           Equity          369604103    6,602,365   329,295   310,641 18,654   0     327,013      0  2,282
Glacier Bancorp Inc                Equity          37637Q105    1,070,853    71,153    71,153      0   0      68,689      0  2,464
Goldcorp Inc                       Equity          380956409      423,300     8,500         0  8,500   0           0  8,000    500
Goldman Sachs High Yield Fd- Ins   Equity          38141W679      133,794    18,080    18,080      0   0      18,080      0      0
Google Inc                         Equity          38259P508    3,254,171     5,546     5,337    209   0       5,528      0     18
Harbor Commodity Real Return
   Strategy Fd- Ins                Equity          411511397    2,206,836   261,784   250,910 10,873   0     254,903  6,880      0
Heartland Financial USA Inc        Equity          42234Q102      500,514    29,442    29,442      0   0      29,442      0      0
Hewlett Packard Company            Equity          428236103    4,188,158   102,225    98,535  3,690   0     101,333      0    892
Illinois Tool Works Inc            Equity          452308109    4,074,340    75,844    72,668  3,176   0      75,572      0    272
Intel Corporation                  Equity          458140100    5,162,649   255,830   242,840 12,990   0     253,102      0  2,728
International Business Machines
   Corporation                     Equity          459200101    7,006,629    42,967    41,358  1,609   0      42,577      0    390
Investors Real Estate Trust        Equity          461730103      156,674    16,492    16,492      0   0      16,492      0      0
iShares S&P Pref Stock Index Fund  Equity          464288687      441,701    11,140    11,140      0   0      11,140      0      0
JP Morgan Chase & Company          Equity          46625H100    7,552,425   163,827   156,028  7,799   0     162,087      0  1,740
Johnson & Johnson                  Equity          478160104    4,316,955    72,860    66,037  6,823   0      68,507    800  3,553
Kraft Foods Inc                    Equity          50075N104    3,990,090   127,235   121,381  5,854   0     126,177      0  1,058
Lowes Cos Inc                      Equity          548661107    4,808,198   181,922   175,441  6,481   0     180,422      0  1,500
MDU Resources Group Inc            Equity          552690109    1,730,698    75,346    13,660 61,686   0      13,660      0 61,686
Marathon Oil Corporation           Equity          565849106      302,588     5,676     5,133    543   0       5,133    543      0
McDonalds Corporation              Equity          580135101    5,515,155    72,482    69,262  3,220   0      71,666      0    816
Merck & Co Inc                     Equity          58933Y105    3,734,949   113,146   101,254 11,892   0     106,671  2,500  3,975
Metlife Inc                        Equity          59156R108    2,915,233    65,174    62,190  2,984   0      65,001      0    173
Microsoft Corporation              Equity          594918104      321,412    12,659     3,587  9,072   0       5,974  1,000  5,685
Microchip Technology Inc           Equity          595017104      239,881     6,311     6,311      0   0       6,311      0      0
NextEra Energy Inc                 Equity          65339F101    4,055,013    73,567    68,975  4,592   0      72,581      0    986
Northern Trust Corporation         Equity          665859104    3,534,687    69,649    67,058  2,591   0      69,427      0    222
Oracle Corporation                 Equity          68389X105    6,055,930   181,139   173,848  7,291   0     179,622      0  1,517

FIBWM                                                                Page 2 of 3

13 F REPORT OF MANAGED ASSETS

Date Run : 04/04/2011     Processing Date : 04/04/2011
                             As Of Date : 03/31/2011
                                                       Time Printed : 8:01:16 PM

                                                                                     INVESTMENT DIRECTION      VOTING AUTHORITY
                                                                                    ---------------------- -----------------------
NAME OF ISSUER                     TYPE              CUSIP   MARKET VALUE SHARES/PV    SOLE   SHARED OTHER    SOLE   SHARED  OTHER
--------------                     --------------- --------- ------------ --------- --------- ------ ----- --------- ------ ------
Orleans Energy Ltd                 Equity          686586108      109,439    41,000         0 41,000   0           0 41,000      0
Peabody Energy Corporation         Equity          704549104    7,152,680    99,398    95,099  4,299   0      98,553      0    845
Penney J C Inc                     Equity          708160106      326,781     9,100     9,100      0   0       9,100      0      0
Pepsico Inc                        Equity          713448108    4,940,118    76,698    73,269  3,429   0      76,038      0    660
Philip Morris International        Equity          718172109      423,904     6,459     6,459      0   0       6,459      0      0
Plum Creek Timber Company Inc      Equity          729251108      222,673     5,106     5,106      0   0       5,106      0      0
PreferredPlus Trust GEC-1 PFD      Preferred Stock 740434642      221,580     9,000     8,400    600   0       9,000      0      0
Principal Preferred Securities
   Fund- Ins                       Equity          74253Q416      184,657    18,265    18,265      0   0      18,265      0      0
Procter & Gamble Company           Equity          742718109    6,212,668   100,855    97,032  3,823   0     100,501      0    354
Qualcomm Inc                       Equity          747525103    4,852,126    88,494    84,425  4,069   0      87,755      0    739
Schlumberger Limited               Equity          806857108    8,204,175    87,971    83,153  4,818   0      86,200      0  1,771
Silver Wheaton Corporation         Equity          828336107      520,320    12,000         0 12,000   0           0 12,000      0
Silvercorp Metals Inc              Equity          82835P103      437,100    30,000         0 30,000   0           0 30,000      0
Target Corporation                 Equity          87612E106    5,288,157   105,742   101,066  4,676   0     104,498      0  1,244
Teva Pharmaceutical Industries
   Limited ADR                     Equity          881624209    4,985,092    99,364    94,932  4,432   0      98,513      0    851
3M Company                         Equity          88579Y101      302,286     3,233     1,808  1,425   0       2,108      0  1,125
U S Bancorp Del                    Equity          902973304    5,604,296   212,043   204,561  7,482   0     209,920      0  2,123
United Technologies Corporation    Equity          913017109    4,624,599    54,632    52,036  2,596   0      54,112      0    520
Vanguard Total Intrnl Stock Index
   Fd- Signal                      Equity          921909792    2,244,471    68,912    68,912      0   0      68,912      0      0
Vangaurd Growth Index Fund- Signal Equity          922908470      281,631     9,192         0  9,192   0       9,192      0      0
Verizon Communications             Equity          92343V104    3,625,959    94,083    90,401  3,682   0      92,667      0  1,416
Wells Fargo & Company              Equity          949746101      385,657    12,162    11,762    400   0      12,162      0      0
Wells Fargo & Company PFD 7.0%
   Series                          Preferred Stock 94976Y207      202,000     8,000     8,000      0   0      8,000       0      0
Lynas Corporation                  Equity          Q5683J103       46,200    20,000         0 20,000   0           0 10,000 10,000
Marine Harvest ASA                 Equity          R2326D105      114,300    90,000         0 90,000   0           0 40,000 50,000
Hyflux Ltd                         Equity          Y3817K105       51,300    30,000         0 30,000   0           0 30,000      0
Zhaojin Mining Industry Co Ltd     Equity          Y988A6104      429,400    95,000         0 95,000   0           0 90,000  5,000
                                                              255,717,273

                        * * * END OF ASSET REPORT * * *

                   89 ASSETS REPORTED OF 38156 ASSETS ON FILE

FIBWM                                                                Page 3 of 3